PIMCO Funds: Pacific Investment Management Series

                          Supplement dated May 22, 2001
                                     to the
              Prospectus for Institutional and Administrative Class
                         Shares dated November 30, 2000




Change to the PIMCO Emerging Markets Bond Fund

     Effective July 1, 2001, the credit quality guidelines of the PIMCO Emerging Markets Bond Fund (the "Fund") will be changed to provide that the Fund may invest in securities rated Caa or higher by Moody's Investors Service, Inc. ("Moody's") or CCC or higher by Standard & Poor's Ratings Services ("S&P") or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality subject to a maximum of 35% of assets in securities rated lower than B. Prior to that date, the Fund limited its investments to securities rated at least B by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. This change revises the disclosure in the prospectus regarding the credit quality of investments of the Emerging Markets Bond Fund.



                PIMCO Funds: Pacific Investment Management Series

                          Supplement dated May 22, 2001
                                     to the
                   Prospectus for Class A, Class B and Class C
                         Shares dated November 30, 2000




Change to the PIMCO Emerging Markets Bond Fund

     Effective July 1, 2001, the credit quality guidelines of the PIMCO Emerging Markets Bond Fund (the "Fund") will be changed to provide that the Fund may invest in securities rated Caa or higher by Moody's Investors Service, Inc. ("Moody's") or CCC or higher by Standard & Poor's Ratings Services ("S&P") or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality subject to a maximum of 35% of assets in securities rated lower than B. Prior to that date, the Fund limited its investments to securities rated at least B by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. This change revises the disclosure in the prospectus regarding the credit quality of investments of the Emerging Markets Bond Fund.



                PIMCO Funds: Pacific Investment Management Series

                          Supplement dated May 22, 2001
                                     to the
                             Prospectus for Class D
                           Shares dated August 1, 2000


Change to the PIMCO Emerging Markets Bond Fund

     Effective July 1, 2001, the credit quality guidelines of the PIMCO Emerging Markets Bond Fund (the "Fund") will be changed to provide that the Fund may invest in securities rated Caa or higher by Moody's Investors Service, Inc. ("Moody's") or CCC or higher by Standard & Poor's Ratings Services ("S&P") or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality subject to a maximum of 35% of assets in securities rated lower than B. Prior to that date, the Fund limited its investments to securities rated at least B by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. This change revises the disclosure in the prospectus regarding the credit quality of investments of the Emerging Markets Bond Fund.